INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 312.7	$ 264.6
Work in process	82.5	56.9
Raw and packaging materials	139.6	114.4
Inventories	$ 534.8	$ 435.9